Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Limited Partner [Member]	Treasury units [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 8,572	$ 398,165	$ 0	$ 406,737
Partnership’s net income	282	15,048	0	15,330
Dividends declared and paid (Note 9)	(244)	(13,037)	0	(13,281)
Equity compensation expense (Note 10)	0	1,019	0	1,019
Ending balance, value at Jun. 30, 2020	8,610	401,195	0	409,805
Beginning balance, value at Dec. 31, 2020	8,816	413,262	0	422,078
Partnership’s net income	856	45,426	0	46,282
Dividends declared and paid (Note 9)	(70)	(3,708)	0	(3,778)
Equity compensation expense (Note 10)	0	1,013	0	1,013
Repurchase of common units (Notes 2, 9)	0	0	(3,868)	(3,868)
Ending balance, value at Jun. 30, 2021	$ 9,602	$ 455,993	$ (3,868)	$ 461,727